SCHEDULE OF CUSTOMERS COMPRISE OF TOTAL ACCOUNTS RECEIVABLE (Details) - Accounts Receivable [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Aug. 31, 2022		Aug. 31, 2021
Customer One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	19.00%			[1]
Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]	47.00%
Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	14.00%			[1]
Customer Four [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]	17.00%
Customer Five [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	12.00%			[1]

[1]	Accounted for less than 10